Concentration and Risks - Schedule of Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage		28.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage	9.00%	50.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage	12.00%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage	2.00%	11.00%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage	2.00%	11.00%
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage	7.00%
Customer Concentration Risk [Member] | Customer H [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage
Customer Concentration Risk [Member] | Customer I [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage	43.00%
Customer Concentration Risk [Member] | Total Customer [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage	100.00%	100.00%
Credit Concentration Risk [Member] | Customer J [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage	13.00%
Credit Concentration Risk [Member] | Customer K [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage	12.00%
Receivables [Member] | Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage		57.00%	25.00%
Receivables [Member] | Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage
Receivables [Member] | Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage		25.00%	35.00%
Receivables [Member] | Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage	18.00%		16.00%
Receivables [Member] | Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage			8.00%
Receivables [Member] | Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage			5.00%
Receivables [Member] | Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage	16.00%		8.00%
Receivables [Member] | Customer Concentration Risk [Member] | Customer H [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage		12.00%
Receivables [Member] | Customer Concentration Risk [Member] | Customer I [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage	42.00%
Receivables [Member] | Customer Concentration Risk [Member] | Total Customer [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage	100.00%	94.00%	97.00%
Receivables [Member] | Credit Concentration Risk [Member] | Customer J [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage	12.00%
Receivables [Member] | Credit Concentration Risk [Member] | Customer K [Member] | Accounts Receivable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage	12.00%
Supplier A [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage
Supplier A [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member] | Accounts Payable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage			100.00%	64.00%
Supplier B [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage
Supplier B [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member] | Accounts Payable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage		13.00%		36.00%
Supplier C [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage
Supplier C [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member] | Accounts Payable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage		60.00%
Supplier D [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage		62.00%
Supplier D [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member] | Accounts Payable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage		5.00%
Supplier E [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage		38.00%
Supplier E [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member] | Accounts Payable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage		5.00%
Total Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage		100.00%
Total Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member] | Accounts Payable [Member]
Concentration and risks [Line Items]
Concentration risk, percentage		83.00%	100.00%	100.00%